Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income (loss)	$ 680	$ 12,834	$ (24,173)	$ 4,199
Present value of defined benefit obligations	$ 5,625		79,905	127,479	$ 106,160
Defined benefit plan
Service cost:
Current service cost		7,465	7,467	7,995
Interest cost		7,156	7,677	7,672
Components of defined benefit costs recognized in profit and loss		14,621	15,144	15,667
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		(161)	(10,131)
Actuarial gains and losses arising from experience adjustments		12,995	(14,042)	4,199
Components of defined benefit costs recognized in other comprehensive income (loss)		12,834	(24,173)	4,199
Total		$ 27,455	(9,029)	19,866
Present value of defined benefit obligations			$ 79,905	$ 127,479	$ 106,160